Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Sales	$ 37,333,555	$ 35,875,136
Production service revenue	618,897	912,205
Cost of sales	(32,222,729)	(30,844,955)
Gross profit	5,729,723	5,942,386
Operating expenses:
Selling, general and administrative	3,726,022	4,029,179
Research and development	1,141,874	1,223,213
Foreign currency transaction gains	(590,132)	36,021
Total operating expenses	4,277,764	5,288,413
Operating income	1,451,959	653,973
Other income (expense):
Interest income (expenses), net	(268,260)	(952,644)
Other income	411,762	289,521
Total other income (expense), net	143,502	(663,123)
Income (loss) before income taxes	1,595,461	(9,150)
Income tax provision	(141,374)
Net income (loss)	1,454,087	(9,150)
Net income (loss) attributable to non-controlling interests	17,502	(92)
Net income (loss) attributable to Huadi International Group Co., Ltd.	1,436,585	(9,058)
Net income (loss)	1,454,087	(9,150)
Other comprehensive income:
Foreign currency translation adjustment	2,229,754	658,742
Total comprehensive income	3,683,841	649,591
Comprehensive income attributable to non-controlling interests	39,800	6,495
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ 3,644,041	$ 643,096
Basic and diluted earnings (loss) per share
Basic (in Dollars per share)	$ 0.1
Diluted (in Dollars per share)	$ 0.1
Weighted average numbers of common shares outstanding
Basic (in Shares)	14,028,071	13,192,232
Diluted (in Shares)	14,028,071	13,192,232